UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	9/30/2009

Item 1.	Schedule of Investments

PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS		September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS
Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	62,800	$2,207,420

Auto Components — 0.7%
Johnson Controls, Inc.	41,100	1,050,516

Beverages — 1.4%
PepsiCo, Inc.	36,600	2,146,956

Biotechnology — 2.6%
Gilead Sciences, Inc.(a)	65,700	3,060,306
Vertex Pharmaceuticals, Inc.(a)	21,700	822,430

		3,882,736

Capital Markets — 7.6%
Charles Schwab Corp. (The)	247,700	4,743,455
Goldman Sachs Group, Inc. (The)	27,200	5,014,320
Lazard Ltd. (Class A Stock)	38,520	1,591,261

		11,349,036

Chemicals — 1.8%
Monsanto Co.	35,700	2,763,180

Communications Equipment — 8.7%
Cisco Systems, Inc.(a)	285,500	6,720,670
QUALCOMM, Inc.	140,500	6,319,690

		13,040,360

Computers & Peripherals — 8.2%
Apple, Inc.(a)	33,300	6,172,821
Hewlett-Packard Co.	76,800	3,625,728
International Business Machines Corp.	9,900	1,184,139
NetApp, Inc. (a)	50,600	1,350,008

		12,332,696

Diversified Financial Services — 1.3%
JPMorgan Chase & Co.	45,000	1,971,900

Energy Equipment & Services — 1.5%
Schlumberger Ltd.	38,300	2,282,680

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	45,400	2,563,284
CVS Caremark Corp.	60,900	2,176,566

		4,739,850

Food Products — 2.1%
Cadbury PLC (United Kingdom), ADR	45,800	2,345,418
Unilever PLC (United Kingdom), ADR	30,300	869,004

		3,214,422

Healthcare Equipment & Supplies — 7.9%
Alcon, Inc.	27,400	3,799,558
Baxter International, Inc.	83,100	4,737,531
Covidien PLC	77,600	3,356,976

		11,894,065

Healthcare Providers & Services — 3.9%
Medco Health Solutions, Inc.(a)	107,300	5,934,763

Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.(a)	76,500	1,579,725

Household Products — 2.6%
Colgate-Palmolive Co.	51,174	3,903,553

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(a)	18,400	1,717,824

Internet Software & Services — 5.4%
Google, Inc. (Class A Stock)(a)	16,300	8,082,355

IT Services — 5.0%
Mastercard, Inc. (Class A Stock)	15,800	$3,193,970
Visa, Inc. (Class A Stock)	62,200	4,298,642

		7,492,612

Media — 2.4%
Walt Disney Co. (The)	131,500	3,610,990

Multiline Retail — 3.3%
Kohl’s Corp.(a)	37,400	2,133,670
Target Corp.	63,700	2,973,516

		5,107,186

Oil, Gas & Consumable Fuels — 5.4%
Occidental Petroleum Corp.	43,700	3,426,080
Petroleo Brasileiro SA (Brazil), ADR	42,900	1,969,110
Southwestern Energy Co.(a)	61,700	2,633,356

		8,028,546

Pharmaceuticals — 8.7%
Abbott Laboratories	87,100	4,308,837
Roche Holding AG (Switzerland), ADR	76,100	3,089,660
Shire PLC (Ireland), ADR	29,100	1,521,639
Teva Pharmaceutical Industries Ltd. (Israel), ADR	81,300	4,110,528

		13,030,664

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	52,300	1,442,434

Software — 5.1%
Adobe Systems, Inc.(a)	105,500	3,485,720
Oracle Corp.	92,400	1,925,616
SAP AG (Germany), ADR	45,200	2,208,924

		7,620,260

Textiles, Apparel & Luxury Goods — 2.4%
NIKE, Inc. (Class B Stock)	55,100	3,564,970

TOTAL LONG-TERM INVESTMENTS (cost $107,776,719)		143,991,699

SHORT-TERM INVESTMENT — 3.2%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series(b) (cost $4,780,551)	4,780,551	4,780,551

TOTAL INVESTMENTS — 99.1% (cost $112,557,270)		148,772,250

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,315,648

NET ASSETS — 100.0%		$150,087,898

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$114,781,851	$34,391,597	$(401,198)	$33,990,399

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$143,991,699	$—	$—
Affiliated Money Market Mutual Fund	4,780,551	—	—

	148,772,250	—	—

Other Financial Instruments*	—	—	—

Total	$148,772,250	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term debt securities, which mature in sixty days or less are valued at, amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.

This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ STEVE PELLETIER
Steve Pelletier
President and Principal Executive Officer

Date November 23, 2009

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2009

*	Print the name and title of each signing officer under his or her signature.